DLA Piper LLP (US) 4365 Executive Drive, Suite 1100 San Diego, California 92121-2133 www.dlapiper.com Michael S. Kagnoff michael.kagnoff@dlapiper.com T 858.638.6722 F 858.638.5122

April 20, 2010

Celia A. Soehner

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street NE

Washington, D.C. 20549

Re:	GenMark Diagnostics

Registration Statement on Form S-1

Filed March 19, 2010

File No. 333-165562

Dear Ms. Soehner:

This letter responds to the letter of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), dated April 15, 2010, to Jon Faiz Kayyem, President and Chief Executive Officer of GenMark Diagnostics, Inc. (“GenMark”) regarding the Form S-1, File No. 333-165562 (the “Registration Statement”), filed by the Company on March 19, 2010. As used in this letter, the “Company” refers to GenMark and its predecessor Osmetech plc (“Osmetech”), on a consolidated basis.

This letter sets forth the comment of the Staff in the comment letter (numbered in accordance with the comment letter) and, following the comment, sets forth the Company’s response. We are enclosing a copy of Amendment No. 1 to the Registration Statement, together with a copy that is marked to show the changes from the initial filing. Page numbers in our responses refer to the page numbers of the marked copy of the Registration Statement.

General

1.	Please confirm that any preliminary prospectus you circulate will include all non-Rule 430A information. This includes the price range and related information based on a bona fide estimate of the public offering price within that range, and other information that was left blank throughout the document. Please note that we may have additional comments after you file this information and missing exhibits.

Response: In response to the Staff’s comment, we hereby confirm that any preliminary prospectus circulated will include all non-Rule 430A information. The price range has not yet been determined by the underwriters.

Prospectus Cover

2.	Please remove the “Sole Book-Running Manager” description from the cover page. You may continue to include the description on the back cover of the prospectus.

Response: Pursuant to the Staff’s comment, Piper Jaffray has removed the “Sole Book-Running Manager” description from the cover page of the prospectus.

April 20, 2010

Page Two

Table of Contents, page ii

3.	We note your disclosure in the third paragraph under this table of contents. Since the registrant is responsible for the accuracy of disclosure included in its registration statement, remove language which implies that it is not.

Response: Pursuant to the Staff’s comment, we have revised the disclosure to remove the referenced language.

Prospectus Summary, page 1

4.	We refer to the second italicized paragraph in this section. Please revise the forepart of the prospectus to avoid the use of capitalized terms and words with definitions that are unique to this prospectus. Also, rather than cross referencing to the description of the reorganization, include a paragraph at the beginning of the prospectus to describe it for investors.

Response: Pursuant to the Staff’s comments, we have revised the forepart of the prospectus accordingly.

5.	In the summary and throughout the forepart of your prospectus, reduce the use of technical or industry terms that are likely to be unfamiliar to an investor first learning of your business and industry from this prospectus, and define those terms you believe are essential at the time the term is first used. For example, we note your disclosure in the first paragraph that you are a molecular diagnostics company, but you do not define that term until the bottom of page 2; we also note as an example your disclosure on page 4.

Response: Pursuant to the Staff’s comments, we have revised pages 1 through 5 to define terms which are essential to the Company’s business and may be unfamiliar to an investor first learning of the Company’s business. We have not reduced the technical terms or industry terms used in the prospectus because we believe each of these terms is essential to an investor’s understanding of the Company’s business. We have defined each of these terms when first used in the prospectus.

6.	Please provide us independent, objective support for your statements regarding the accuracy and efficacy of your technology and convenience of your system to target customers. Please also provide us the basis for your belief that your technology will “improve patient care and be economically attractive to third-party payors,” as discussed on page 1, and that your system may increase your target user base to over 5,000 laboratories and hospitals, as disclosed on page 5.

Response: The Company’s customers (large research hospitals and reference laboratories) have performed clinical studies on the Company’s products for accuracy and efficacy. These studies have demonstrated that the Cystic Fibrosis Genotyping Test and Warfarin Sensitivity Test have

April 20, 2010

Page Three

demonstrated 100% accuracy as compared to DNA sequencing. The Company included this clinical data in its applications to the U.S. Food and Drug Administration (the “FDA”) for market clearance of these diagnostics tests, and the FDA evaluated the Company’s technology and products for accuracy and efficacy prior to market clearances. Please see our supplemental response to comment number 8 with respect to the Company’s support for its statistics on the accuracy of its products, including portions of the FDA clearance application. In addition, the XT-8 System consists of a compact bench-top workstation with an integrated touch screen computer and self-contained, disposable test cartridges. Its standalone design allows it to be installed and used without any required laboratory modifications or extensive user training. These features make the XT-8 System convenient to the Company’s target customers.

Pursuant to the Staff’s comment, we have also revised pages 1 and 5 of the prospectus to explain why the Company believes its products improve patient care and how the AD-8 System can expand the Company’s user base. We have also removed the previous reference on page 1 of the prospectus to the products being “economically attractive to third-party payors.”

7.	In an appropriate location under the caption “Our Company,” explain the source of your revenues to date.

Response: Pursuant to the Staff’s comment, we have included a brief description of the principal source of the Company’s revenues through December 31, 2009.

Market Opportunity and Limitations of Current Technologies, page 2

8.	Please provide us with support for the market opportunity data and industry statistics that you have included throughout your prospectus. Clearly mark the relevant sections that support the data and statistics, and note the applicable page number in the registration statement where the disclosure is located. Please also tell us:

•	how you confirmed that the information reflects the most recent available information;

•	whether all of the information is publicly available;

•	whether you paid for the compilation of any of the data;

•	whether any market information was prepared for your use in the registration statement or by an affiliated party; and

•	whether the authors of the industry information consented to your use of such data in the registration statement.

April 20, 2010

Page Four

Response: We are providing support on a supplemental basis for the market opportunity data and industry statistics that we have included in the prospectus. We have clearly marked the relevant sections that support the data and statistics, including noting the page number in the Registration Statement where the disclosure is located. In addition:

•	the Company can confirm, to its knowledge, that the information reflects the most recent available information;

•	all of the information provided is either publicly available or has been paid for by the Company (the Company paid $381,000 for market research from L.E.K. in 2009);

•	none of the market information was prepared for the Company’s use in the Registration Statement or by an affiliated party; and

•	no consents are required to use such data in the Registration Statement.

Reorganization, page 5

9.	Please revise to clarify, if true, that your business and operations will be conducted through your operating subsidiary upon completion of the offering.

Response: The business and operations will be conducted through GenMark following completion of the offering. GenMark will be the parent company following completion of the offering, and as a result, no revisions were made to the prospectus per the Staff’s comment.

We are reliant on the commercial success of our XT-8 System.... page 8

10.	Please revise to clarify that you have not had significant sales of your XT-8 instrument and that you currently rent the instruments at no charge, as discussed at the bottom of page 9.

Response: Pursuant to the Staff’s comment, we have revised page 9 of the prospectus accordingly.

Providing XT-8 instruments to our customers.... page 9

11.	Please expand to state whether you currently sell enough test cartridges to offset your expenses associated with the reagent rental agreements.

Response: Pursuant to the Staff’s comment, we have revised page 10 of the prospectus accordingly.

12.	Please reconcile your disclosure that you offer XT-8 instruments for sale and that you have not had significant sales of the instrument with your disclosure on page 43 that your product sales “consisted solely of test cartridge sales.”

April 20, 2010

Page Five

Response: Pursuant to the Staff’s comment, we have revised the language on pages 9 and 10 of the prospectus to state that, through December 31, 2009, the Company had not sold any XT-8 instruments. The Company’s first instrument sales occurred in the first quarter of 2010.

Risks Related to our Common Stock and This Offering, page 24

13.	Please tell us whether and when you plan to register a class of your securities under the Exchange Act. If you do not intend to so register a class of securities, please disclose the risks related to discontinuance of periodic disclosure due to the automatic reporting suspension under section 15(d) of the Exchange Act; also explain the effect of the inapplicability of the proxy rules and section 16 of the Exchange Act.

Response: Prior to consummation of the offering, the Company intends to register its common stock under the Exchange Act by filing a Form 8-A. As a result, no additional risk factor is required.

Provisions of our certificate of incorporation, our bylaws.... page 27

14.	Please expand your disclosure to describe the potential dilutive and anti-takeover effects that exist specifically in light of the large amount of your authorized but unissued common stock.

Response: Pursuant to the Staff’s comment, we have expanded the disclosure on page 28 of the prospectus accordingly.

Reorganization of Osmetech plc, page 30

15.	Expand to explain why the registrant was originally registered in England and Wales since it appears that business operations are located in the United States. Also disclose where the registrant’s assets are located and the value of assets located outside the United States.

Response: Pursuant to the Staff’s comment, we have added disclosure with respect to the history behind Osmetech plc’s incorporation in England and Wales. The Company’s assets are located primarily in the United States. The Company has less than $200,000 of cash in a bank account in the United Kingdom and has no other significant assets located outside of the United States.

16.	Please provide us with a legal analysis as to how you have determined that the transaction in which shares of GenMark Diagnostics common shares will be issued to shareholders of Osmetech plc do not need to be registered under the Securities Act.

April 20, 2010

Page Six

Response: GenMark plans to issue its shares of common stock to holders of Osmetech’s ordinary shares in exchange for all the outstanding ordinary shares of Osmetech. The proposed issuance will take place pursuant to an exemption from registration under Section 3(a)(10) of the Securities Act of 1933, as amended (the “Securities Act”). Specifically, under the terms of a scheme of arrangement (the “Scheme”) and in accordance with Section 425 of the United Kingdom Companies Act of 1985 (the “Companies Act”):

(a)	all Osmetech ordinary shares will be cancelled and, in exchange for each of their cancelled shares, each Osmetech shareholder will be allocated and receive shares of GenMark common stock based on the 1:230 exchange ratio; and

(b)	subject to confirmation of the High Court of Justice in England (the “Court”), Osmetech will issue to GenMark a number of new shares in Osmetech.

As a result of the Scheme, Osmetech will become a wholly-owned subsidiary of GenMark, and all Osmetech shareholders will become shareholders of GenMark. This is referred to as the “Reorganization” throughout the prospectus.

Under the terms of the Scheme, and in accordance with the Companies Act, the Scheme will not become effective and binding, unless, among other things:

(a)	the Scheme is approved by the Osmetech shareholders in accordance with Section 425 of the Companies Act at a special meeting of the Osmetech shareholders convened in accordance with the directions of the Court (the “Court Meeting”); and

(b)	following shareholder approval, the Scheme is sanctioned by the Court after a hearing of a petition seeking Court approval at which the Court will consider the fairness of the terms and conditions of the Scheme to Osmetech shareholders (the “Court Hearing”).

If the foregoing requirements are met, the Scheme will become effective shortly prior to or contemporaneous with the closing of the GenMark offering contemplated by the Registration Statement. All Osmetech shareholders will be entitled to attend, speak and vote at the Court Meeting and to appear and have the opportunity to speak at the Court Hearing. The Companies Act requires that notice must be given to the Osmetech shareholders announcing the convening of the Court Meeting, and that such notice must be accompanied by a statement explaining the effect of the Scheme. Osmetech shareholders have also been sent (i) a description of the Scheme, (ii) a description of Osmetech and GenMark, (iii) a proxy form and instructions for voting, and (iv) information concerning the rights of Osmetech shareholders to attend, speak and vote at the Court Meeting and to appear and have the opportunity to speak at the Court Hearing.

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Section 3(a)(10) of the Securities Act provides an exemption from the registration requirements of the Securities Act for: “....any security which is issued in exchange for one or more bona fide outstanding securities....where the terms and conditions of such issuance and exchange are approved, after a hearing upon the fairness of such terms and conditions at which all persons to whom it is proposed to issue securities in exchange shall have the right to appear, by any court....”

The Scheme will meet the conditions of the Section 3(a)(10) exemption. First, there will be a securities exchange (the Osmetech shares will be cancelled and GenMark shares will be issued in exchange) and there will be no exchange of Osmetech shares for cash or other consideration.

Second, the Scheme will not become effective and binding until it is sanctioned by the Court after a fairness hearing. The Division of Corporate Finance (the “Division”) has previously indicated that the term “any court” in Section 3(a)(10) includes a foreign court. We have been informed by English counsel that in determining whether or not to sanction the Scheme, the Court will consider, among other things, the fairness of the terms and conditions of the Scheme to the Osmetech shareholders.

Third, both the Court Meeting and the Court Hearing will be open to all record holders of Osmetech shares. The Osmetech shareholders will receive notice of both the Court Meeting and the Court Hearing, and, at both events, will have the opportunity to be heard.

Finally, English counsel has confirmed that it will advise the Court before and during the Court Hearing that GenMark will rely on the Court’s approval of the Scheme as court approval of the Scheme following a hearing on the fairness of the terms and conditions of the Scheme for purposes of meeting the requirements for a Section 3(a)(10) exemption with respect to the GenMark shares to be issued pursuant to the Scheme.

We note that the Division issued a No Action Letter dated May 29, 2002 to Xyratex Group Limited (the “Letter”) in which it determined not to recommend enforcement action to the Commission in an instance where a new company was formed (“Newco”) and planned to issue its common stock to shareholders of an existing company formed under the laws of the United Kingdom (“ExistingCo”) in exchange for all the outstanding shares of ExistingCo pursuant to an exemption from registration under Section 3(a)(10) of the Securities Act resulting from the process of approving a Scheme.

In reaching its position, the Division specifically noted that:

(a)	the Court will conduct a hearing on the fairness of the Scheme;

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(b)	the Court will approve the fairness of the terms and conditions of the Scheme to holders of ExistingCo shares before Newco issues shares;

(c)	all prospective recipients of Newco shares pursuant to the Scheme will receive notice of the hearing regarding the Scheme and have an opportunity to be heard at the hearing; and

(d)	the parties will advise the Court prior to the hearing that, if the Court approves the terms and conditions of the Scheme, its sanctioning of the Scheme will constitute the basis for the issuance of Newco shares pursuant to the Scheme without registration under the Securities Act in reliance on Section 3(a)(10).

The facts and our analysis under Section 3(a)(10) are substantially identical to those set forth in the Letter.

17.	Please file as exhibits the scheme of arrangement and the agreement in which Osmetech plc and GenMark Diagnostics, Inc. have agreed to be bound by the scheme of arrangement.

Response: Pursuant to the Staff’s comment, we have filed the scheme of arrangement as an exhibit to the Registration Statement and have added the scheme of arrangement as Exhibit 99.1 to the exhibit index list. Under the laws of the United Kingdom, Osmetech and GenMark are not required to execute any other documents to effect the scheme of arrangement and therefore Osmetech and GenMark have not executed an agreement to be bound by the scheme of arrangement.

Capitalization, page 33

18.	Please revise to remove the caption relating to cash and cash equivalents from your presentation of capitalization.

Response: Pursuant to the Staff’s comment, we have revised the capitalization table accordingly.

19.	Please revise to include detailed footnote disclosure quantifying and identifying each pro forma adjustment recorded along with an explanation of how each pro forma adjustment was calculated and determined for both the GenMark Pro Forma and the Pro Forma as Adjusted columns. As part of your revised disclosure, please include all relevant assumption used in such calculations, including the conversion terms of the Osmetech common shares. In this regard, we note that the Pro Forma as Adjusted disclosures are not yet complete. Please note we may have further comments once this information is included.

Response: Pursuant to the Staff’s comment, we have revised the capitalization table by adding footnotes (2) and (3) to the capitalization table.

April 20, 2010

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Management’s Discussion and Analysis of Results of Operations.... page 39

Revenue, page 40

20.	Please reconcile your disclosure in the first paragraph under this section with your disclosure at the top of page 18, which indicates that you have not generated significant revenue from your Warfarin Sensitivity Test. Also reconcile the last sentence of the first paragraph with your disclosure on page 43, which indicates that you did not have any product sales of your XT-8 instrument.

Response: Pursuant to the Staff’s comment, we have reconciled the referenced disclosures.

Cost of Sales, page 40

21.	Please file as an exhibit your contractual agreement with your manufacturer.

Response: Pursuant to the Staff’s comment, we will file the manufacturing agreement, as amended, as Exhibits 10.25 and 10.26 to the Registration Statement and have revised the exhibit index list accordingly. We are seeking confidential treatment on the payment terms of the manufacturing agreement. We have filed this request with the Commission separately.

Critical Accounting Policies and Significant Judgments and Estimates, page 42

Share-Based Compensation, page 42

22.	We note from your disclosure on page F-16 that during the year ended December 31, 2009, Osmetech granted options to employees to purchase a total of 262,398,130 shares of common stock and warrants to purchase 50,782,043 shares of common stock. In light of the disclosure on page 25 that there is only a limited volume of trading of Osmetech’s ordinary shares, please tell us whether, at the date of grant, you obtained a contemporaneous or retrospective valuation of your underlying common stock and whether it was performed by an unrelated valuation specialist. In addition, please revise the filing to disclose the following information related to issuances of equity instruments:

•

Discuss the significant factors considered, assumptions, and methodologies used in determining the fair value of the underlying common stock at each date on which equity instruments were granted. These additional disclosures should include quantitative information regarding your assumptions and the weighting of the valuation methods. You should also address why you believe that the methods and assumptions used were appropriate under the circumstances and how you concluded that the fair value of your common shares was appropriately represented by the limited volume of trading of your common shares. In addition, discuss the consideration given to any alternative factors, methodologies and assumptions; and

April 20, 2010

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•

Discuss each significant factor contributing to any differences between the estimated IPO price and the fair value determined on each underlying common stock, either contemporaneously or retrospectively, as of the date of each grant and equity-related issuance. Describe significant intervening events within the company and changes in assumptions as well as weighting and selection of valuation methodologies employed that explain the changes in the fair value of your ordinary shares up to the filing of the registration statement.

Response: The Company is currently a public company in the United Kingdom, and as result, has not obtained an independent valuation as of the date of its stock option grants. The Company’s board of directors determined the fair value of the Company’s common stock to be equivalent to the closing prices of its ordinary shares on the Alternative Investment Market, or AIM, of the London Stock Exchange, and each of the options granted by the Company have an exercise price equal to the AIM closing price on the grant date. Although the ordinary shares may be relatively thinly traded on AIM, Osmetech’s ordinary shares trade on the AIM on a daily basis and reflect prices that investors are willing to pay for the Osmetech shares. Further, in December 2009, the Company sold approximately 3,000,000 shares of its common stock (after giving effect to the Reorganization) to “accredited investors” at or near the AIM listed market prices. We have revised the disclosure on pages 44 and 45 of the prospectus accordingly. We note that the weighted average exercise price of the Company’s options is $7.77 per share as adjusted for the Reorganization, or approximately $0.03 per share without giving effect to the Reorganization. Based on discussions with underwriters, the Company believes the AIM market price will be a significant factor in determining the IPO price.

Product Sales, page 43

23.	Please expand your disclosure to clarify whether your product sales of test cartridges result solely from your reagent rental agreements, or whether other avenues are available for customers to purchase the cartridges.

Response: The Company has expanded its disclosure on page 46 of the prospectus to clarify that product sales of test cartridges are derived only through reagent rental agreements or through negotiated purchase orders following purchase of an XT-8 instrument.

Sales and Marketing, page 44

24.	Please revise to clarify how the one-time market research study conducted in 2009 was associated with your “new strategy.”

Response: The one-time market research study conducted in 2009 was related to the development of our sales and marketing strategies. Pursuant to the Staff’s comment, we have revised the language on page 46 of the prospectus to remove the reference to the Company’s “new strategy.”

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Liquidity and Capital Resources, page 46

25.	Please advise as to how your $14.6 million in working capital can “include” $16.5 million in cash and cash equivalents.

Response: Working capital is equal to current assets minus current liabilities. As of December 31, 2009, total current assets were approximately $17.8 million and total current liabilities were approximately $3.2 million, for total working capital of $14.6 million. Of the $17.8 million of current assets, $16.5 million were cash and cash equivalents.

26.	Please disclose the minimum cash ratios to which you are subject under the loan and security agreement with Square 1 Bank, as well as your proximity to such ratios.

Response: Pursuant to the Loan and Security Agreement with Square 1 Bank, the Company must maintain a liquidity ratio (the ratio of its liquidity to bank indebtedness) of at least 1.50 to 1.00, as defined in Loan and Security Agreement which is filed as exhibit 10.24 to the Registration Statement. The liquidity ratio is currently not applicable given the Company has no bank indebtedness. We have revised page 48 of the prospectus accordingly.

Our Products, page 55

27.	Please revise to clarify the extent to which your products have contributed to your revenues to date, and quantify the percentage of revenues attributable to each.

Response: During the fiscal year ended December 31, 2009, sales of the Cystic Fibrosis Genotyping Test represented approximately 67% of the Company’s revenues and sales of the Warfarin Sensitivity Test represented approximately 20% of the Company’s revenues. The Company has not sold any XT-8 instruments through December 31, 2009. The Company’s remaining revenues are attributable to outlicensing arrangements and sales of other research products. We have revised page 59 of the prospectus to quantify the percentage of revenues attributable to the Cystic Fibrosis Genotyping Test the Warfarin Sensitivity Test.

Manufacturing, page 63

28.	Please define the term “ISO-certified.”

Response: Pursuant to the Staff’s comment, we had defined “ISO-certified” as “ISO 13485:2003” which is the basic quality certificate for all medical device manufacturers, component manufacturers, service providers and distributors. We have revised page 66 of the prospectus accordingly.

Sales and Marketing, page 63

29.	Please revise to quantify the amount of your systems that are acquired by customers through the reagent rental agreement compared to outright purchases.

Response: Pursuant to the Staff’s comment, we have revised the disclosure on page 67 of the prospectus to state that the Company had not sold any XT-8 instruments to customers through December 31, 2009.

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30.	Please provide all disclosure required by Regulation S-K Item 101(c)(vii), including the names of your three largest customers.

Response: Regulation S-K Item 101(c)(vii) requires the Company to disclose the name of any customer if sales to the customer by one or more segments are made in an aggregate amount equal to 10 percent or more of the registrant’s consolidated revenues and the loss of such customer would have a material adverse effect on the Company on a consolidated basis. The Company does not believe the loss of any of its customers would have a material adverse effect on the Company because the Company’s revenues for the year ended December 31, 2009 were insignificant relative to its cost of sales and operating expenses and the Company intends to significantly expand its customer base in the near future such that the loss of any customer that accounted for sales of ten percent or more for a prior period would not currently, and will not in the future, have a material adverse effect on the Company.

License Agreements, page 65

31.	Please file any material license agreements that are described here and have not been filed. Also, expand the disclosure to describe the material terms of these agreements.

Response: The Company has filed all of its material in-license agreements as exhibits 10.7 through 10.14 of the exhibit index list. We note the description of the material terms of these agreements set forth on pages 68 and 69 of the prospectus. The Company does not have any out-licensing agreements which are material to the Company.

Executive Compensation, page 77

32.	We note that you have not included any disclosure in response to Item 402(s) of Regulation S-K. Please advise us of the basis for your conclusion that disclosure is not necessary and describe the process you undertook to reach that conclusion.

Response: Pursuant to the Staff’s comment, we have revised the disclosure on page 79 of the prospectus in response to Item 402(s) of Regulation S-K.

Market Compensation Data, page 78

33.	Please clarify the extent to which compensation decisions are derived from utilizing comparative information when implementing your compensation policies or making specific compensation awards. Identify the component companies of the benchmark study and discuss how each element of compensation relates to the data you analyzed. For example, it appears from your compensation discussion and analysis that you use comparative information only in setting base salary, if true; please revise your disclosure to clarify that is the case. Please also revise your disclosure at the top of page 79 to clarify whether a specific target for base salary was sought or whether adjustments were made after reviewing the comparative information.

April 20, 2010

Page Thirteen

Response: Pursuant to the Staff’s comment, we have revised the disclosure on pages 82 and 83 of the prospectus to clarify the Company’s compensation policies. Comparative information is only one element which the Company uses in determining executive compensation. The Company primarily considers each executive’s individual position, each executive’s prior individual contributions to the Company or prior work history and prior compensation, the Company’s performance in the prior fiscal year and the Chief Executive Officer’s recommendations to the compensation committee (other than with respect to his compensation). The Company therefore does not engage in a “benchmarking” process and only utilizes the market data as one component of determining executive compensation. As a result, based on its analysis of these components, the compensation committee determines the base salaries of its executives. We have revised the disclosure on page 82 and page 83 accordingly.

Base Salary, page 79

34.	We note that the compensation committee considered “success in achieving our corporate goals during 2009 [and] individual performance and contribution of the executive during fiscal year 2009...” We also note that most of the executive officers listed were hired near the end of 2009. Please reconcile.

Response: Pursuant to the Staff’s comment, we have revised the disclosure on page 83 to state that with respect to new hires, the compensation committee considers the executive’s background and historical compensation in lieu of performance during the Company’s prior fiscal year.

Stock-Based Incentive Awards, page 80

35.	Expand the second paragraph to explain in more detail how the compensation committee determined the number of stock option awards to grant at initial hire.

Response: Pursuant to the Staff’s comment, we have revised page 84 of the prospectus to explain that the Company also considers an executive’s background and historical compensation when determining the number of options to grant at initial hire.

Principal Stockholders, page 91

36.	Please identify the natural persons who have or share voting and/or dispositive power with respect to the entities listed in the table on page 91.

Response: Pursuant to the Staff’s comment, we have revised pages 95 and 96 to account for the natural persons who have or share voting and/or dispositive power over shares held by some of the Company’s principal stockholders. We are working to identify the remainder of these individuals and will provide the outstanding information in a subsequent amendment to the Registration Statement.

April 20, 2010

Page Fourteen

Indemnification Agreements, page 93

37.	Please describe in greater detail the indemnification provisions that you intend to include in the agreements.

Response: Pursuant to the Staff’s comment, we have expanded disclosure of the indemnification agreements on page 97 of the prospectus.

Lock-Up Agreements, page 100

38.	Please identify the parties and disclose the number of shares subject to the lock-up agreements. Please also quantify the number of restricted shares held by non- affiliates that will be eligible for sale under Rule 144(k) after the expiration of the lock-up period and the number of restricted shares held by affiliates that will be subject to the volume and other restrictions of Rule 144 after that date.

Response: We have revised the prospectus to clarify that all of the Company’s directors and officers and certain of its principal stockholders will be subject to lock-up agreements. We cannot yet identify which principal stockholders will be subject to lock-up agreements because we are in the process of identifying which of our principal stockholders will execute the lock-up agreements. We will provide this information in a subsequent filing. Further, all shares not held by directors, officers and affiliates will be freely tradeable upon the consummation of the offering provided such stockholders do not execute a lock-up agreement. This is consistent with the bullet points on page 103. We have added additional disclosure with respect to the number of shares held by directors, officers and affiliates that will be subject to the volume and other restrictions of Rule 144 after expiration of the lock-up period.

Index to Financial Statements, page F-1

39.	Consideration should be given on an ongoing basis to the updating requirements of Rule 3-12 of Regulation S-X. An updated accountant’s consent should also be included with any amendment to the filing.

Response: We will continue to give consideration to the updating requirements of Rule 3-12 of Regulation S-X in upcoming filings, as applicable. We have also included updated accountants’ consents with the amended filing.

Osmetech plc Consolidated Statements of Operations, page F-7

40.	We see that you have presented a loss from discontinued operations and a gain on sale of discontinued operations during the year ended December 31, 2007. Please revise the filing to present the basic and diluted per-share amounts for your fiscal 2007 discontinued operations in accordance with FASB ASC 260-10-45-3.

Response: Pursuant to the Staff’s comment, we have revised footnote 11 to the financial statements to present basic and diluted per-share information for our 2007 discontinued operations in accordance with ASC 260-10-45-3.

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Osmetech, plc Notes to Consolidated Financial Statements, page F-10

Note 1. Organization and basis of presentation page F-10

41.	We see that immediately prior to the completion of this initial public offering Osmetech will undergo a reorganization whereby GenMark Diagnostics will acquire all of the outstanding ordinary shares of Osmetech. We also see in connection with the reorganization all of the issued shares of Osmetech will be cancelled in consideration of (i) the issuance of 1 share of common stock of GenMark to the former shareholders of Osmetech for each 230 ordinary shares of Osmetech and (ii) the issuance of new shares in Osmetech to GenMark. Please tell us how you intend to present and account for the reorganization of GenMark Diagnostics and Osmetech. Cite the applicable authoritative accounting literature you believe supports your conclusions. Clarify why Osmetech will issue shares to GenMark in connection with the reorganization and how such issuance impacts your accounting requirements for the reorganization. Please revise the registration statement as necessary to include the significant information outlined in your response.

Response: The Reorganization of GenMark and Osmetech represents the reorganization of entities under common control. Therefore, it will be accounted for in accordance with ASC 805-50-5-5 similar to the pooling of interests method. GenMark Diagnostics will record:

(i)	assets and liabilities will be carried over at their respective carrying values;

(ii)	common stock will be carried over at the nominal value of the shares issued by GenMark;

(iii)	additional paid-in capital will represent the difference between the nominal value of the shares issued by GenMark, and the total of the additional paid-in capital and nominal value of Osmetech’s shares cancelled pursuant to the described reorganization; and

(iv)	the accumulated deficit will represent the aggregate of the accumulated deficit of Osmetech and GenMark.

We have revised Note 1 to the GenMark financial statement to include the above information.

Since all of the existing Osmetech shares are cancelled under the terms of the scheme of arrangement, new Osmetech shares will be issued to GenMark in order for Osmetech and its subsidiaries to become wholly-owned by GenMark. There will be no effect on the consolidated financial statements of GenMark with respect to the issuance of shares in Osmetech to GenMark other than to make Osmetech a wholly-owned subsidiary of GenMark.

In accordance with ASC 805-50-45-2 and ASC 805-50-45-4, the future financial statements of GenMark will be presented as though the Reorganization had taken place from the beginning of the earliest period to be presented.

April 20, 2010

Page Sixteen

Note 2. Summary of Significant Accounting Policies, page F-11

Revenue Recognition, page F-12

42.	We see on page 63 that as part of the “reagent rental” agreements, customers agree to purchase a minimum volume of test cartridges intended to allow for you to recover the cost of the instruments. Please tell and revise the filing to disclose the material terms of these agreements, including any cancellation or repurchase rights, and how the commitment to purchase test cartridges impacts your recognition of revenue under the arrangement. Please also tell us how you assess the instruments for impairment when the minimum volume of purchases is not met or when you otherwise determine the instruments may be impaired.

Response: Pursuant to the Staff’s comment, we have added disclosure on page 67 of the prospectus to state that the “reagent rental” agreements do not allow the customer to require the Company to repurchase the instrument or test cartridges and typically do not provide for any cancellation rights by the customer. The agreements allow the Company to remove, change or upgrade the instrument at any time and therefore the agreement does not represent a lease of the instrument. Accordingly, no revenue is allocated to the instrument. Instead, revenue is recognized over the course of the arrangement as the test cartridges are supplied to customers. The instruments remain capitalized as property, plant and equipment and are depreciated over their estimated useful life.

The instruments are evaluated for impairment pursuant to ASC 360-10-35-17. This involves comparing the carrying value of the instruments supplied to each customer to the estimate of future undiscounted net cash flows that are expected to be generated from the supply of test cartridges to that customer. If an impairment is indicated (i.e. the undiscounted net cash flows are less than the carrying value of the instruments), the Company writes down the carrying value of the instrument to its estimated fair value, which is estimated by discounting the estimated future net cash flows. As disclosed on page 44 of the prospectus, one of the reasons for certain of the instruments being impaired during 2009 were situations where the minimum volume of purchases of test cartridges was not met.

Item 15. Recent Sales of Unregistered Securities, page II-2

Issuances of Ordinary Shares and Warrants by Osmetech, page II-2

43.	Please expand your disclosure to more completely address the requirements of Regulation S-K. Item 701, including disclosure of the identity of the persons or class of persons to whom the securities were sold.

Response: Pursuant to the Staff’s comment, we have revised the disclosure on page II-2 to identify that each of the securities was sold to “accredited investors” as defined under Regulation D under the Securities Act of 1933.

April 20, 2010

Page Seventeen

Item 16. Exhibits and Financial Statement Schedules, page II-4

44.	We note that you have requested confidential treatment for portions of exhibits to your registration statement. We will review and provide any comments on your request separately. Please resolve all comments regarding your request prior to requesting effectiveness of this registration statement.

Response: We acknowledge the Staff’s comment and will resolve all comments regarding the confidential treatment request prior to requesting effectiveness of the Registration Statement.

* * *

If you require any additional information on these issues, or if we can provide you with any other information that will facilitate your continued review of this filing, please advise us at your earliest convenience. You may reach me at 858.638.6722.

Very truly yours,

DLA Piper LLP (US)

/s/ Michael S. Kagnoff

Michael S. Kagnoff

Partner